Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Receivables And Prepayments.
Schedule of receivables and prepayments

	December 31 2021	December 31 2020
Taxes and other receivables	$64	$56
Prepayments	3,622	73
	$3,686	$129